Financial Instruments and Risk Management (Narrative) (Details) - Currency risk [Member]	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Statements Line Items
Cash on hand	$ 15,101	$ 11,069	$ 122,127	$ 97,225
Confidence interval	1.00%	1.00%
Value at risk	$ 151	$ 111